ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	3 Months Ended
Feb. 28, 2022
Accounts Payable And Accrued Liabilities
Schedule of Accounts Payable and Accured Liabilities

	February 28, 2022	November 30, 2021
	$	$
Accounts payable	1,893,306	1,625,418
Accrued liabilities	91,795	242,601
Wages payable	53,038	102,079
Payroll taxes payable	54,890	31,634
Accounts payable and accrued liabilities	2,093,029	2,001,732